UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
August 31, 2015 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Banks--4.1%
Citigroup	44,900		2,401,252
Comerica	131,950		5,805,800
People's United Financial	261,800		4,057,900
			12,264,952
Capital Goods--5.6%
3M	43,100		6,126,234
Cummins	12,200		1,485,350
General Electric	86,850		2,155,617
Lockheed Martin	19,700		3,963,246
Snap-on	19,850		3,171,435
			16,901,882
Consumer Durables & Apparel--2.5%
NIKE, Cl. B	53,400		5,967,450
PVH	13,200		1,570,536
			7,537,986
Consumer Services--2.1%
Marriott International, Cl. A	88,600		6,260,476
Diversified Financials--5.5%
American Express	56,250		4,315,500
Franklin Resources	75,600		3,067,848
Legg Mason	41,900		1,857,427
Northern Trust	24,700		1,725,048
T. Rowe Price Group	76,900		5,527,572
			16,493,395
Energy--6.6%
Baker Hughes	30,850		1,727,600
Exxon Mobil	5,700		428,868
Hess	15,900		945,255
Marathon Petroleum	117,900		5,577,849
Noble	29,300		381,486
Phillips 66	23,500		1,858,145
Spectra Energy	164,150		4,771,840
Tesoro	3,600		331,236
Valero Energy	62,300		3,696,882
			19,719,161
Food, Beverage & Tobacco--5.2%
Campbell Soup	37,200		1,785,228
Coca-Cola Enterprises	114,950		5,918,775
Mondelez International, Cl. A	128,300		5,434,788
PepsiCo	27,750		2,578,807
			15,717,598
Health Care Equipment & Services--4.9%
AmerisourceBergen	48,650		4,866,946
Cardinal Health	32,300		2,657,321
Cigna	18,550		2,611,654
Henry Schein	33,800	a	4,624,178
			14,760,099
Household & Personal Products--1.7%

Clorox	45,300		5,036,001
Insurance--5.7%
ACE	53,600		5,475,776
Marsh & McLennan	99,100		5,324,643
Travelers	63,750		6,346,313
			17,146,732
Materials--5.1%
Alcoa	378,500		3,576,825
Ball	19,950		1,314,904
Ecolab	14,450		1,577,073
International Flavors & Fragrances	51,650		5,658,258
Sigma-Aldrich	21,950		3,060,049
			15,187,109
Media--4.2%
Discovery Communications, Cl. A	34,800	a	925,680
Time Warner	57,000		4,052,700
Time Warner Cable	20,500		3,813,410
Walt Disney	37,000		3,769,560
			12,561,350
Pharmaceuticals, Biotech & Life Sciences--13.2%
Agilent Technologies	134,200		4,872,802
AstraZeneca, ADR	24,650		771,052
Biogen	12,650	a	3,760,845
Gilead Sciences	81,700		8,584,219
Mallinckrodt	10,400	a	896,896
Merck & Co.	134,100		7,221,285
PerkinElmer	63,900		3,110,652
Waters	41,050	a	4,982,649
Zoetis	118,400		5,312,608
			39,513,008
Retailing--2.3%
Best Buy	10,000		367,400
Gap	123,450		4,050,395
Lowe's	9,700		670,949
Staples	38,800		551,348
Tiffany & Co.	16,300		1,340,675
			6,980,767
Semiconductors & Semiconductor Equipment--1.3%
Intel	30,300		864,762
Skyworks Solutions	34,200		2,987,370
			3,852,132
Software & Services--9.3%
Accenture, Cl. A	62,900		5,929,583
Electronic Arts	59,300	a	3,922,695
Intuit	55,750		4,780,563
Microsoft	180,500		7,855,360
Teradata	117,850	a	3,444,756
Xerox	201,600		2,050,272
			27,983,229
Technology Hardware & Equipment--9.0%
Apple	133,475		15,050,641
Cisco Systems	97,625		2,526,535
Corning	345,900		5,952,939
EMC	62,575		1,556,240
Hewlett-Packard	65,850		1,847,751

		26,934,106
Telecommunication Services--1.5%
CenturyLink	163,200	4,412,928
Transportation--3.3%
Expeditors International of
Washington	17,300	847,181
Norfolk Southern	36,000	2,804,760
Southwest Airlines	170,300	6,250,010
		9,901,951
Utilities--5.8%
Exelon	198,400	6,102,784
NextEra Energy	65,000	6,396,650
Public Service Enterprise Group	92,100	3,707,025
Sempra Energy	11,500	1,090,775
		17,297,234
Total Common Stocks
(cost $255,172,686)		296,462,096

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,869,509)	2,869,509 [b]	2,869,509
Total Investments (cost $258,042,195)	99.9%	299,331,605
Cash and Receivables (Net)	.1%	366,144
Net Assets	100.0%	299,697,749

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $41,289,410 of which $52,280,160 related to appreciated investment securities and $10,990,750 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	13.2
Software & Services	9.3
Technology Hardware & Equipment	9.0
Energy	6.6
Utilities	5.8
Insurance	5.7
Capital Goods	5.6
Diversified Financials	5.5
Food, Beverage & Tobacco	5.2
Materials	5.1
Health Care Equipment & Services	4.9
Media	4.2
Banks	4.1
Transportation	3.3
Consumer Durables & Apparel	2.5
Retailing	2.3
Consumer Services	2.1
Household & Personal Products	1.7

Telecommunication Services	1.5
Semiconductors & Semiconductor Equipment	1.3
Money Market Investment	1.0
99.9

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	295,309,558	-	-	295,309,558
Equity Securities - Foreign Common Stocks+	1,152,538	-	-	1,152,538
Mutual Funds	2,869,509	-	-	2,869,509

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) is the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)